PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2019 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment			¥ 121,849			¥ 172,147
Accumulated depreciation and amortization			(35,582)			(61,771)
Property, equipment, net	$ 15,855		86,267			110,376
Depreciation expense	$ 4,032	¥ 28,071	16,123	¥ 10,014	¥ 10,014
Office building
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment			19,470			19,470
Computer and electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment			29,145			62,748
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment			9,559			14,039
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment			30,772			33,050
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment			¥ 32,903			¥ 42,840